N-2 - USD ($)				3 Months Ended
		May 29, 2026	May 26, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001616678
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		BLACKROCK SCIENCE AND TECHNOLOGY TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (2)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open- market purchases of common shares (3)
Dividend reinvestment plan sale transaction fee	$2.50 (3)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees (4)(5)	1.00%
Other Expenses (6)	0.10%

Total Annual Expenses (5)	1.10%

(1)
Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common
shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Trust’s common shares at the time of any such sale.

(2)
Based on a sale price per common share of $47.83, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on May 26, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $200,717. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.01%
Annual Expenses [Table Text Block]
(4)
The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 1.00% of the average daily value of the Trust’s managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).

(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act), of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(6)	Other Expenses are estimated based on the current fiscal year.

Management Fees [Percent]	[4],[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.10%
Total Annual Expenses [Percent]	[4]	1.10%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.12) that you would pay on a $1,000 investment in common shares, assuming (i) the Fee Waiver Agreement described above is only in effect for the first year, since it expires on June 30, 2028, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$21	$45	$70	$143
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		45
Expense Example, Years 1 to 5		70
Expense Example, Years 1 to 10		$ 143
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses are estimated based on the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act), of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading Volume
	High	Low	High	Low	High	Low
March 31, 2026	$41.40	$35.12	$43.67	$38.07	(5.20)%	(7.75)%	4,590,514
December 31, 2025	$44.07	$38.03	$46.15	$41.83	(4.51)%	(9.08)%	7,204,279
September 30, 2025	$41.55	$38.01	$44.26	$40.57	(6.12)%	(6.31)%	6,029,681
June 30, 2025	$38.30	$29.62	$40.40	$31.69	(5.20)%	(6.53)%	6,643,512
March 31, 2025	$38.94	$32.99	$40.94	$34.35	(4.89)%	(3.96)%	8,775,095
December 31, 2024	$38.04	$34.86	$40.69	$37.17	(6.51)%	(6.21)%	7,229,183
September 30, 2024	$38.95	$33.05	$40.40	$34.58	(3.59)%	(4.42)%	9,154,401
June 30, 2024	$37.95	$32.97	$39.28	$33.96	(3.39)%	(2.92)%	5,952,304
March 31, 2024	$37.77	$32.92	$36.86	$33.83	2.47%	(2.69)%	6,442,036
As of May
26
, 2026, the NAV per common share of the Trust was $51.86 and the market price per common share was $47.83, representing a discount to NAV of (7.77)%. Common shares of the Trust have historically traded at both a premium and discount to NAV.
As of May
2
6, 2026, the Trust has 34,720,019 common shares outstanding.

Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 35.12	$ 38.03	$ 38.01	$ 29.62	$ 32.99	$ 34.86	$ 33.05	$ 32.97	$ 32.92
Highest Price or Bid				41.4	44.07	41.55	38.3	38.94	38.04	38.95	37.95	37.77
Lowest Price or Bid, NAV				38.07	41.83	40.57	31.69	34.35	37.17	34.58	33.96	33.83
Highest Price or Bid, NAV				$ 43.67	$ 46.15	$ 44.26	$ 40.4	$ 40.94	$ 40.69	$ 40.4	$ 39.28	$ 36.86
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(5.20%)	(4.51%)	(6.12%)	(5.20%)	(4.89%)	(6.51%)	(3.59%)	(3.39%)	2.47%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.75%)	(9.08%)	(6.31%)	(6.53%)	(3.96%)	(6.21%)	(4.42%)	(2.92%)	(2.69%)
Share Price			$ 47.83
NAV Per Share			$ 51.86
Latest Premium (Discount) to NAV [Percent]			(7.77%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			34,720,019

[1]	Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Trust’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sale price per common share of $47.83, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on May 26, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $200,717. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act), of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[5]	The Trust currently pays the Advisor a monthly fee at an annual contractual investment management fee rate of 1.00% of the average daily value of the Trust’s managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
[6]	Other Expenses are estimated based on the current fiscal year.